Capital and reserves, Issued share capital (Details) - shares		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Issued and Fully Paid Share Capital [Abstract]
New shares issued for cash (in shares)	6,414,412
Growth Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		0	391
Repurchased and cancelled (in shares)		0	(391)
New shares issued for cash (in shares)		0	0
Exercise of share options (in shares)		0	0
Number of shares outstanding at end of period (in shares)		0	0
Ordinary Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		43,862,850	31,782,885
Repurchased and cancelled (in shares)		0	0
New shares issued for cash (in shares)		3,733,333	12,003,203
Exercise of share options (in shares)		492,163	76,762
Number of shares outstanding at end of period (in shares)		48,088,346	43,862,850
Deferred Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		5,793,501	5,793,501
Repurchased and cancelled (in shares)		0	0
New shares issued for cash (in shares)		0	0
Exercise of share options (in shares)		0	0
Number of shares outstanding at end of period (in shares)		5,793,501	5,793,501